Schedule of Investments (unaudited)	iShares® MSCI EAFE Min Vol Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.7%
Brambles Ltd.	2,144,111	$20,171,042
Cochlear Ltd.	29,204	6,092,187
Coles Group Ltd.	1,359,471	14,178,218
CSL Ltd.	172,667	30,678,796
Insurance Australia Group Ltd.	2,673,680	11,076,992
Medibank Pvt Ltd.	13,124,169	30,078,739
Sonic Healthcare Ltd.	544,579	9,358,957
Telstra Group Ltd.	7,311,124	17,273,354
Transurban Group	2,190,813	17,588,851
Washington H Soul Pattinson & Co. Ltd.	151,446	3,169,400
Wesfarmers Ltd.	1,359,446	58,237,616
Woolworths Group Ltd.	1,402,487	28,774,983
		246,679,135
Belgium — 2.8%
Anheuser-Busch InBev SA/NV	211,412	12,636,894
Argenx SE(a)	76,109	28,431,568
Groupe Bruxelles Lambert NV	649,971	48,247,333
Lotus Bakeries NV	1,602	16,122,049
UCB SA	610,597	80,971,345
		186,409,189
Denmark — 1.8%
Carlsberg A/S, Class B	133,882	18,008,849
Genmab A/S(a)	41,775	11,597,989
Novo Nordisk A/S	521,747	66,909,980
Tryg A/S	1,201,455	23,779,472
		120,296,290
Finland — 2.2%
Elisa OYJ	985,063	44,415,861
Kone OYJ, Class B	588,515	28,688,334
Nokia OYJ	1,775,420	6,454,276
Orion OYJ, Class B	723,086	27,618,348
Sampo OYJ, Class A	981,283	39,823,817
		147,000,636
France — 7.0%
Air Liquide SA	301,226	58,913,377
Carrefour SA	1,935,927	32,568,535
Danone SA	520,972	32,606,249
Dassault Aviation SA	110,193	23,586,666
Edenred SE	84,027	3,987,238
Getlink SE	605,505	10,307,931
Ipsen SA	160,976	19,580,528
La Francaise des Jeux SAEM(b)	382,484	14,413,813
L'Oreal SA	9,784	4,587,259
Orange SA	6,860,416	76,358,370
Sanofi SA	914,030	90,299,816
Thales SA	239,515	40,254,663
TotalEnergies SE	810,192	58,818,933
		466,283,378
Germany — 5.2%
Beiersdorf AG	496,799	74,670,667
Deutsche Boerse AG	126,669	24,420,761
Deutsche Telekom AG, Registered	2,252,682	51,598,950
Hannover Rueck SE	120,104	29,791,070
Henkel AG & Co. KGaA	540,475	38,864,765
Merck KGaA	96,703	15,366,267
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	48,942	21,525,111
QIAGEN NV, NVS	1,087,317	45,397,286
SAP SE	158,477	28,615,739
Security	Shares	Value

Germany (continued)
Symrise AG, Class A	80,273	$8,604,596
Talanx AG(a)	75,700	5,693,741
		344,548,953
Hong Kong — 7.0%
BOC Hong Kong Holdings Ltd.	15,051,500	46,134,247
CK Asset Holdings Ltd.	950,000	4,052,297
CK Hutchison Holdings Ltd.	5,578,000	27,091,077
CK Infrastructure Holdings Ltd.	5,299,000	29,934,780
CLP Holdings Ltd.	8,338,000	65,587,223
Hang Seng Bank Ltd.	6,089,200	80,295,693
HKT Trust & HKT Ltd., Class SS	29,675,349	32,760,903
Hong Kong & China Gas Co. Ltd.	38,911,799	29,586,666
Hongkong Land Holdings Ltd.	1,137,500	3,634,516
Jardine Matheson Holdings Ltd.	595,300	22,841,661
MTR Corp.Ltd.	12,944,748	42,542,093
Power Assets Holdings Ltd.	11,654,000	66,849,102
Sun Hung Kai Properties Ltd.	1,206,000	11,125,298
		462,435,556
Ireland — 0.3%
Kerry Group PLC, Class A	240,617	20,707,109

Israel — 2.0%
Bank Hapoalim BM	3,406,726	30,689,239
Bank Leumi Le-Israel BM	2,116,337	16,490,729
Check Point Software Technologies Ltd.(a)(c)	237,466	35,482,170
Elbit Systems Ltd.	120,716	24,572,667
ICL Group Ltd.	1,846,490	8,667,369
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	1,240,894	6,364,821
Mizrahi Tefahot Bank Ltd.	299,344	10,900,381
		133,167,379
Italy — 2.9%
Davide Campari-Milano NV	424,393	4,256,153
Eni SpA	1,552,065	24,928,783
Ferrari NV	168,285	69,211,348
Infrastrutture Wireless Italiane SpA(b)	499,818	5,356,517
Leonardo SpA	475,954	10,938,398
Recordati Industria Chimica e Farmaceutica SpA	588,011	31,290,037
Snam SpA	6,641,702	30,387,588
Terna - Rete Elettrica Nazionale	2,088,805	16,735,320
		193,104,144
Japan — 26.5%
Astellas Pharma Inc.	1,568,800	15,057,178
Bandai Namco Holdings Inc.	338,400	6,323,063
Bridgestone Corp.	429,000	18,930,475
Canon Inc.	2,080,300	56,303,925
Central Japan Railway Co.	2,157,100	49,328,511
Chiba Bank Ltd. (The)	2,911,100	24,590,245
Chubu Electric Power Co. Inc.	2,338,100	30,011,750
Chugai Pharmaceutical Co. Ltd.	892,000	28,369,026
Concordia Financial Group Ltd.	3,271,200	17,625,666
Dai Nippon Printing Co. Ltd.	324,700	9,457,246
Daiwa House Industry Co. Ltd.	583,200	16,410,606
East Japan Railway Co.	1,988,700	36,450,805
ENEOS Holdings Inc.	5,254,000	24,274,589
Fast Retailing Co. Ltd.	20,200	5,281,674
FUJIFILM Holdings Corp.	331,800	7,058,208
Hankyu Hanshin Holdings Inc.	285,700	7,490,549
Hirose Electric Co. Ltd.	256,200	27,194,544
Idemitsu Kosan Co. Ltd.	1,626,900	11,022,438
ITOCHU Corp.	683,600	30,840,431

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Post Bank Co. Ltd.	4,843,800	$49,166,062
Japan Post Holdings Co. Ltd.	4,265,700	40,964,787
Japan Post Insurance Co. Ltd.	149,500	2,806,725
Japan Tobacco Inc.	1,534,600	41,283,220
Kao Corp.	157,200	6,484,846
KDDI Corp.	1,151,600	31,955,492
Keisei Electric Railway Co. Ltd.	219,800	8,188,192
Kintetsu Group Holdings Co. Ltd.	887,200	22,808,642
Kirin Holdings Co. Ltd.	431,400	6,297,403
Kyocera Corp.	782,100	9,532,734
Kyowa Kirin Co. Ltd.	1,076,500	18,078,582
McDonald's Holdings Co. Japan Ltd.(c)	728,900	32,063,351
MEIJI Holdings Co. Ltd.	1,286,100	28,775,661
Mitsubishi UFJ Financial Group Inc.	2,044,100	20,361,997
Mizuho Financial Group Inc.	2,834,820	54,794,541
MS&AD Insurance Group Holdings Inc.	551,100	9,908,247
NEC Corp.	501,000	36,273,394
Nippon Express Holdings Inc.	63,000	3,222,971
Nippon Telegraph & Telephone Corp.	55,067,900	59,454,718
Nissin Foods Holdings Co. Ltd.	1,360,400	36,302,999
Nitori Holdings Co. Ltd.	121,900	16,314,250
Nomura Research Institute Ltd.	201,200	4,868,615
Obayashi Corp.	1,582,800	17,665,297
Obic Co. Ltd.	175,700	22,571,561
Odakyu Electric Railway Co. Ltd.	676,200	7,602,302
Ono Pharmaceutical Co. Ltd.	1,775,200	25,568,840
Oracle Corp./Japan	164,700	12,359,842
Oriental Land Co. Ltd./Japan	294,700	8,131,278
Osaka Gas Co. Ltd.	1,732,700	38,528,089
Otsuka Corp.	634,900	12,626,966
Otsuka Holdings Co. Ltd.	2,311,900	98,849,547
Pan Pacific International Holdings Corp.	1,024,300	24,056,736
SCSK Corp.	1,292,900	23,503,886
Secom Co. Ltd.	885,300	61,495,122
Sekisui Chemical Co. Ltd.	719,900	10,473,132
Sekisui House Ltd.	1,480,400	34,020,116
SG Holdings Co. Ltd.	824,800	9,654,356
Shimizu Corp.	3,281,500	20,327,104
Shionogi & Co. Ltd.	336,700	15,724,144
Shizuoka Financial Group Inc., NVS	3,774,500	35,230,606
SoftBank Corp.	6,499,700	78,397,339
Sumitomo Mitsui Financial Group Inc.	276,300	15,694,883
Suntory Beverage & Food Ltd.	903,600	29,398,842
Takeda Pharmaceutical Co. Ltd.	1,934,200	50,834,772
Tobu Railway Co. Ltd.	1,203,100	23,870,077
Tokio Marine Holdings Inc.	667,500	21,097,263
Tokyo Gas Co. Ltd.	1,074,700	24,102,565
Tokyu Corp.	1,463,800	17,327,816
USS Co. Ltd.	3,456,500	26,405,223
West Japan Railway Co.	713,000	13,533,771
Yakult Honsha Co. Ltd.	723,400	14,149,516
Yamato Holdings Co. Ltd.	529,700	6,995,576
Zensho Holdings Co. Ltd.	51,100	1,980,595
		1,764,105,520
Netherlands — 4.0%
Coca-Cola Europacific Partners PLC	61,831	4,453,069
Heineken Holding NV	192,455	15,481,846
Heineken NV	232,062	22,584,194
JDE Peet's NV	831,442	18,474,294
Koninklijke Ahold Delhaize NV	3,017,883	91,605,387
Koninklijke KPN NV	17,857,525	64,896,596
Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	335,575	$50,237,752
		267,733,138
New Zealand — 0.6%
Auckland International Airport Ltd.	3,329,656	15,401,694
Mercury NZ Ltd.	1,512,485	5,686,057
Meridian Energy Ltd.	1,384,926	4,896,405
Spark New Zealand Ltd.	3,839,617	10,792,095
		36,776,251
Norway — 0.1%
Telenor ASA	355,690	4,095,310

Portugal — 0.7%
Galp Energia SGPS SA	1,428,009	30,675,289
Jeronimo Martins SGPS SA	918,523	18,895,611
		49,570,900
Singapore — 4.3%
DBS Group Holdings Ltd.	2,835,040	72,172,756
Genting Singapore Ltd.	29,806,200	19,891,755
Oversea-Chinese Banking Corp. Ltd.(c)	5,160,099	53,569,898
Singapore Exchange Ltd.	7,146,300	48,748,655
Singapore Technologies Engineering Ltd.(c)	12,571,900	36,929,722
United Overseas Bank Ltd.	2,518,800	55,894,151
		287,206,937
Spain — 3.9%
ACS Actividades de Construccion y Servicios SA	142,205	5,695,374
Aena SME SA(b)	138,164	25,178,949
CaixaBank SA	2,211,728	11,663,673
Enagas SA	342,777	5,027,173
Endesa SA	865,128	15,776,166
Iberdrola SA	2,501,199	30,668,642
Industria de Diseno Textil SA	2,139,199	97,399,741
Redeia Corp. SA	2,654,438	44,312,138
Repsol SA	1,386,989	21,770,288
		257,492,144
Sweden — 0.1%
Swedish Orphan Biovitrum AB(a)	257,405	6,666,127

Switzerland — 13.3%
Alcon Inc.	57,890	4,438,819
Baloise Holding AG, Registered	130,450	19,712,671
Banque Cantonale Vaudoise, Registered	255,301	26,697,988
Barry Callebaut AG, Registered.	16,625	26,865,539
BKW AG	177,425	26,336,599
Chocoladefabriken Lindt & Spruengli AG,
Participation Certificates, NVS	834	9,606,810
Chocoladefabriken Lindt & Spruengli AG, Registered	26	3,000,469
EMS-Chemie Holding AG, Registered	40,812	32,561,253
Givaudan SA, Registered	6,732	28,791,206
Helvetia Holding AG, Registered	102,089	13,353,805
Holcim AG	133,333	11,160,999
Kuehne + Nagel International AG, Registered	126,438	33,417,116
Nestle SA, Registered	783,938	78,707,499
Novartis AG, Registered	1,013,736	98,390,658
Roche Holding AG, Bearer	187,627	49,356,855
Roche Holding AG, NVS	284,014	68,053,786
Sandoz Group AG(a)	127,348	4,328,163
Schindler Holding AG, Registered	173,958	42,385,519
SGS SA	490,821	43,219,552
Swatch Group AG (The), Registered	133,065	5,516,803
Swiss Prime Site AG, Registered	638,181	58,925,056
Swiss Re AG	109,891	11,945,741

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Swisscom AG, Registered	167,250	$91,754,452
Zurich Insurance Group AG	194,556	94,174,116
		882,701,474
United Kingdom — 10.5%
AstraZeneca PLC	503,302	76,123,857
BAE Systems PLC	5,947,832	98,925,635
British American Tobacco PLC	250,905	7,365,635
Bunzl PLC	593,558	22,761,640
Compass Group PLC	925,940	25,753,825
Diageo PLC	140,348	4,850,381
GSK PLC	4,233,686	87,835,907
Haleon PLC	1,675,064	7,074,364
Hikma Pharmaceuticals PLC	346,300	8,314,861
HSBC Holdings PLC	1,018,607	8,829,235
National Grid PLC	5,165,500	67,756,659
Pearson PLC	1,080,144	13,106,284
Reckitt Benckiser Group PLC	688,513	38,492,698
RELX PLC	1,384,272	56,875,407
Sage Group PLC (The)	684,077	9,919,730
Shell PLC	1,131,104	40,209,160
Tesco PLC	7,742,100	28,584,362
Unilever PLC	1,747,138	90,380,859
United Utilities Group PLC	326,978	4,262,214
		697,422,713
Total Long-Term Investments — 98.9%
(Cost: $6,444,911,243)		6,574,402,283
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	6,370,566	$6,372,477
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)	4,550,000	4,550,000

Total Short-Term Securities — 0.2%
(Cost: $10,922,205)		10,922,477

Total Investments — 99.1%
(Cost: $6,455,833,448)		6,585,324,760

Other Assets Less Liabilities — 0.9%		59,282,458

Net Assets — 100.0%		$6,644,607,218

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital
											Gain
						Change in					Distributions
						Unrealized		Shares			from
	Value at	Purchases	Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	07/31/23	at Cost	from Sales		Gain (Loss)	(Depreciation)	04/30/24	04/30/24	Income		Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,820,223	$—	$(5,448,754	)(a)	$1,956	$(948)	$6,372,477	6,370,566	$97,545	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,290,000	3,260,000 (a)	—		—	—	4,550,000	4,550,000	104,150		—
					$1,956	$(948)	$10,922,477		$201,695		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	109	06/13/24	$18,874	$132,575
SPI 200 Index	106	06/20/24	13,022	(356,850)
Euro STOXX 50 Index	228	06/21/24	11,854	(220,449)

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
April 30, 2024

Futures Contracts (continued)

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
FTSE 100 Index	101	06/21/24	$10,258	$301,706
2-Year U.S. Treasury Note	66	06/28/24	13,378	(99,679)
				$(242,697)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$154,054,985	$6,420,347,298	$—	$6,574,402,283
Short-Term Securities
Money Market Funds	10,922,477	—	—	10,922,477
	$164,977,462	$6,420,347,298	$—	$6,585,324,760
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$434,281	$—	$434,281
Liabilities
Equity Contracts	—	(577,299)	—	(577,299)
Interest Rate Contracts	(99,679)	—	—	(99,679)
	$(99,679)	$(143,018)	$—	(242,697)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

 4